Employee Future Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Schedule of Allocation of Plan Assets
Allocation of Plan Assets

	2020 Target Allocation
(weighted average %)		2020	2019
Equities	46	48	47
Fixed income	47	45	46
Real estate	6	6	6
Cash and other	1	1	1
	100	100	100
Fair Value of Plan Assets

(in millions)	Level 1 (1)	Level 2 (1)	Level 3 (1)	Total
2020
Equities	$713	$1,163	$—	$1,876
Fixed income	197	1,580	—	1,777
Real estate	—	17	204	221
Private equities	—	—	20	20
Cash and other	8	17	—	25
	$918	$2,777	$224	$3,919

2019
Equities	$622	$1,050	$—	$1,672
Fixed income	171	1,445	—	1,616
Real estate	—	16	207	223
Private equities	—	—	22	22
Cash and other	8	10	—	18
	$801	$2,521	$229	$3,551
(1)    See Note 27 for a description of the fair value hierarchy.

Schedule of Level 3 Changes in Plan Assets
The following table reconciles the changes in the fair value of plan assets that have been measured using Level 3 inputs.

(in millions)	2020	2019
Balance, beginning of year	$229	$215
(Loss) return on plan assets	(2)	19
Foreign currency translation	(1)	(2)
Purchases, sales and settlements	(2)	(3)
Balance, end of year	$224	$229

Schedule of Amounts Recognized in Balance Sheet

Funded Status	Defined Benefit Pension Plans		OPEB Plans
(in millions)	2020	2019	2020	2019
Change in benefit obligation (1)
Balance, beginning of year	$3,632	$3,207	$712	$655
Service costs	98	77	32	27
Employee contributions	17	16	2	2
Interest costs	113	124	22	25
Benefits paid	(162)	(144)	(27)	(27)
Actuarial losses	350	439	62	46
Past service (credits) costs/plan amendments	—	1	(3)	4
Foreign currency translation	(53)	(88)	(11)	(20)
Balance, end of year (2) (3)	$3,995	$3,632	$789	$712

Change in value of plan assets
Balance, beginning of year	$3,208	$2,830	$343	$293
Actual return on plan assets	444	523	55	62
Benefits paid	(155)	(138)	(27)	(27)
Employee contributions	17	18	2	2
Employer contributions	62	53	28	28
Foreign currency translation	(48)	(78)	(10)	(15)
Balance, end of year (4)	$3,528	$3,208	$391	$343

Funded status	$(467)	$(424)	$(398)	$(369)

Balance sheet presentation
Long-term assets (Note 9)	$58	$46	$8	$17
Current liabilities (Note 13)	(13)	(12)	(13)	(12)
Long-term liabilities (Note 16)	(512)	(458)	(393)	(374)
	$(467)	$(424)	$(398)	$(369)
(1)Amounts reflect projected benefit obligation for defined benefit pension plans and accumulated benefit obligation for OPEB plans.
(2)The accumulated benefit obligation, which excludes assumptions about future salary levels, for defined benefit pension plans was $3,679 million as at December 31, 2020 (2019 - $3,352 million).
(3)The increases in the defined benefit pension and OPEB obligations were driven by the decrease in discount rates due to lower interest rates.
(4)The increases in the defined benefit pension and OPEB plan assets were driven by market returns.

Schedule of Funded Status

Funded Status	Defined Benefit Pension Plans		OPEB Plans
(in millions)	2020	2019	2020	2019
Change in benefit obligation (1)
Balance, beginning of year	$3,632	$3,207	$712	$655
Service costs	98	77	32	27
Employee contributions	17	16	2	2
Interest costs	113	124	22	25
Benefits paid	(162)	(144)	(27)	(27)
Actuarial losses	350	439	62	46
Past service (credits) costs/plan amendments	—	1	(3)	4
Foreign currency translation	(53)	(88)	(11)	(20)
Balance, end of year (2) (3)	$3,995	$3,632	$789	$712

Change in value of plan assets
Balance, beginning of year	$3,208	$2,830	$343	$293
Actual return on plan assets	444	523	55	62
Benefits paid	(155)	(138)	(27)	(27)
Employee contributions	17	18	2	2
Employer contributions	62	53	28	28
Foreign currency translation	(48)	(78)	(10)	(15)
Balance, end of year (4)	$3,528	$3,208	$391	$343

Funded status	$(467)	$(424)	$(398)	$(369)

Balance sheet presentation
Long-term assets (Note 9)	$58	$46	$8	$17
Current liabilities (Note 13)	(13)	(12)	(13)	(12)
Long-term liabilities (Note 16)	(512)	(458)	(393)	(374)
	$(467)	$(424)	$(398)	$(369)
(1)Amounts reflect projected benefit obligation for defined benefit pension plans and accumulated benefit obligation for OPEB plans.
(2)The accumulated benefit obligation, which excludes assumptions about future salary levels, for defined benefit pension plans was $3,679 million as at December 31, 2020 (2019 - $3,352 million).
(3)The increases in the defined benefit pension and OPEB obligations were driven by the decrease in discount rates due to lower interest rates.
(4)The increases in the defined benefit pension and OPEB plan assets were driven by market returns.

Schedule of Net Benefit Costs

Net Benefit Cost (1)	Defined Benefit Pension Plans		OPEB Plans
(in millions)	2020	2019	2020	2019
Service costs	$98	$77	$32	$27
Interest costs	113	124	22	25
Expected return on plan assets	(176)	(161)	(19)	(16)
Amortization of actuarial losses (gains)	33	24	(5)	(4)
Amortization of past service credits/plan amendments	(1)	(1)	(2)	(7)
Regulatory adjustments	—	2	4	3
	$67	$65	$32	$28
(1)    The non-service cost components of net periodic benefit cost are included in other income, net in the consolidated statements of earnings.

Schedule of Amounts Recognized in AOCI and Net Regulatory Assets
The following table summarizes the accumulated amounts of net benefit cost that have not yet been recognized in earnings or comprehensive income and shows their classification on the consolidated balance sheets.

	Defined Benefit Pension Plans		OPEB Plans
(in millions)	2020	2019	2020	2019
Unamortized net actuarial losses (gains)	$42	$32	$(1)	$(2)
Unamortized past service costs	1	1	7	7
Income tax recovery	(10)	(8)	(1)	(1)
Accumulated other comprehensive income	$33	$25	$5	$4

Net actuarial losses (gains)	$517	$486	$12	$(18)
Past service credits	(7)	(9)	(8)	(8)
Other regulatory deferrals	13	15	18	19
	$523	$492	$22	$(7)

Regulatory assets (Note 8)	$523	$492	$65	$38
Regulatory liabilities (Note 8)	—	—	(43)	(45)
Net regulatory assets (liabilities)	$523	$492	$22	$(7)

Schedule of Amounts Recognized in OCI and Regulatory Assets
The following table summarizes the components of net benefit cost recognized in comprehensive income or as regulatory assets.

	Defined Benefit Pension Plans		OPEB Plans
(in millions)	2020	2019	2020	2019
Current year net actuarial losses	$9	$11	$1	$—
Past service costs/plan amendments	—	—	—	5
Amortization of actuarial losses	1	1	—	—
Foreign currency translation	—	1	—	—
Income tax recovery	(2)	(5)	—	—
Total recognized in comprehensive income	$8	$8	$1	$5

Current year net actuarial losses	$69	$64	$25	$3
Past service costs (credits)/plan amendments	—	—	(3)	—
Amortization of actuarial (losses) gains	(31)	(23)	5	4
Amortization of past service (costs) credits	2	(1)	3	8
Foreign currency translation	(7)	(10)	—	—
Regulatory adjustments	(2)	—	(1)	(8)
Total recognized in regulatory assets	$31	$30	$29	$7

Schedule of Assumptions Used

Significant Assumptions	Defined Benefit Pension Plans		OPEB Plans
(weighted average %)	2020	2019	2020	2019
Discount rate during the year (1)	3.16	4.05	3.22	4.10
Discount rate as at December 31	2.63	3.20	2.64	3.25
Expected long-term rate of return on plan assets (2)	5.52	5.78	5.28	5.50
Rate of compensation increase	3.34	3.33	—	—
Health care cost trend increase as at December 31 (3)	—	—	4.61	4.62
(1)ITC and UNS use the split discount rate methodology for determining current service and interest costs. All other subsidiaries use the single discount rate approach.
(2)Developed by management using best estimates of expected returns, volatilities and correlations for each class of asset. Best estimates are based on historical performance, future expectations and periodic portfolio rebalancing among the diversified asset classes.
(3)The projected 2021 weighted average health care cost trend rate is 5.91% and is assumed to decrease over the next 11 years to the weighted average ultimate health care cost trend rate of 4.61% in 2031 and thereafter
Schedule of Expected Benefit Payments

Expected Benefit Payments	Defined Benefit	OPEB
(in millions)	Pension Payments	Payments
2021	$163	$27
2022	165	28
2023	170	30
2024	174	31
2025	180	32
2026-2030	984	174